2. Description of Business and Significant Accounting Policies: Recent Accounting Pronouncements (Policies)	9 Months Ended
Mar. 31, 2014
Policies
Recent Accounting Pronouncements

Recent Accounting Pronouncements – Management does not believe that any recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.